PROPRIETARY TECHNOLOGIES	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Proprietary Technologies [Abstract]
Proprietary Technologies Disclosure [Text Block]
14.	PROPRIETARY TECHNOLOGIES

By an agreement dated November 12, 2008, TRW acquired an enzyme technology master license, registered under a Chinese patent, for the manufacturing of livestock feed and bioorganic fertilizer and its related labels for $8,000,000. On March 6, 2012 MEIJI acquired an aromatic-feed formula technology for the production of aromatic cattle for $1,500,000.

	September 30, 2013	December 31, 2012
	$	$

Cost	9,507,351	9,512,258
Less: Accumulated amortization	(1,693,393)	(1,397,634)
Net carrying amount	7,813,958	8,114,624

Amortization of proprietary technologies was $87,802 and $88,166 for the three months ended September 30, 2013 and 2012, respectively.  Amortization of proprietary technologies was $295,759 and $264,174 for the nine months ended September 30, 2013 and 2012, respectively.No impairments of proprietary technologies have been identified for the three months ended and the nine months ended September 30, 2013 and 2012.

16.	PROPRIETARY TECHNOLOGIES

By an agreement dated November 12, 2008, TRW acquired an enzyme technology master license, registered under a Chinese patent, for the manufacturing of livestock feed and bioorganic fertilizer and its related labels for $8,000,000. On March 6, 2012 MEIJI acquired an aromatic-feed formula technology for the production of aromatic cattle for $1,500,000.

	2012	2011

Proprietary technologies	$9,512,258	$8,000,000
Less: Accumulated amortization	(1,397,634)	(1,022,325)
Net carrying amount	$8,114,624	$6,977,675

Amortization of proprietary technologies was $375,309 and $310,235 for the years ended December 31, 2012 and 2011, respectively. No impairments of proprietary technologies have been identified during the years ended December 31, 2012 and 2011.